Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Schedule of Income from Continuing Operations Before Income Taxes and Equity in Net Income

(¥ in millions)
For the years ended March 31:	2011	2010	2009

Income before income taxes and equity in net income of affiliated companies:
Domestic	¥54,306	¥42,208	¥35,739
Foreign	36,994	31,275	47,520

Total	¥91,300	¥73,483	¥83,259

Income taxes:
Current—
Domestic	¥12,312	¥16,462	¥5,719
Foreign	14,825	12,078	17,918

	27,137	28,540	23,637

Deferred—
Domestic	6,142	(2,090)	7,073
Foreign	(2,595)	(473)	(1,964)

	3,547	(2,563)	5,109

Total	¥30,684	¥25,977	¥28,746

Schedule of Effective Income Tax Rate Reconciliation

For the years ended March 31:	2011	2010	2009
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.6%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	(0.6)	(0.2)	0.4
Permanently nondeductible expenses *1	0.3	0.4	4.1
Nontaxable dividend income	(0.5)	(0.4)	(0.7)
Extra tax deduction on expenses for research and development	(2.3)	(2.8)	(0.5)
Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates *2	—	—	(8.3)
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.0)	(1.7)	—
Other—net	(1.9)	(0.5)	(1.1)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.6%	35.4%	34.5%

*1	Permanently nondeductible expenses for the year ended March 31, 2009 consisted primarily of nondeductible surcharge expense of ¥2,958 million for the alleged violation of the Anti-Monopoly Law.
*2

Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates for the year ended March 31, 2009 amounting to ¥6,870 million was due to Japanese tax law revision related to the taxation of dividends from overseas subsidiaries and affiliates.

Schedule of Deferred Tax Assets

(¥ in millions)
At March 31:	2011	2010
Other current assets	¥28,884	¥29,938
Other assets	5,814	4,199
Other current liabilities	(1)	(4)
Other long-term liabilities	(2,648)	(3,119)

Net deferred tax assets	¥32,049	¥31,014

Schedule of Components of Deferred Tax Assets and Liabilities

(¥ in millions)
At March 31:	2011	2010
Deferred tax assets:
Allowance for doubtful receivables	¥1,465	¥1,030
Intercompany profits	7,786	7,483
Adjustment of investment securities	8,273	8,334
Write-downs of inventories and fixed assets	1,708	1,404
Accrued bonus	6,000	5,847
Retirement and pension costs	17,197	19,115
Tax loss and credit carryforwards	3,287	4,025
Other temporary differences	21,661	21,737

Gross deferred tax assets	67,377	68,975
Less: valuation allowance	(986)	(1,509)

Net deferred tax assets	¥66,391	¥67,466

Deferred tax liabilities:
Adjustment of investment securities	¥22,605	¥25,554
Unremitted earnings of foreign subsidiaries and affiliates	8,237	7,284
Other temporary differences	3,500	3,614

Gross deferred tax liabilities	¥34,342	¥36,452

Schedule of Summary of Valuation Allowance

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Balance at beginning of year	¥1,509	¥1,631	¥1,326
Addition	447	391	565
Deduction	(970)	(513)	(260)

Balance at end of year	¥986	¥1,509	¥1,631

Schedule of Unrecognized Tax Benefits

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Balance at beginning of year	¥200	¥6,759	¥6,950
Gross increase for tax positions taken in prior years	87	26	31
Gross decrease for tax positions taken in prior years	(9)	(2,029)	(23)
Settlements	(8)	(4,534)	(108)
Lapse of statute of limitations	(19)	(27)	(15)
Other	(28)	5	(76)

Balance at end of year	¥223	¥200	¥6,759